General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
General information

Note 1. General information

The financial statements cover Mobilicom Limited (the “Company”) as a Group consisting of Mobilicom Limited and the entities it controlled at the end of, or during, the year. The financial statements are presented in Australian dollars, which is Mobilicom Limited’s functional and presentation currency.

The conversion from Australian dollars (AUD$) into U.S. dollars ($) was made at the exchange rate as of December 31, 2023, on which $ 1.00 equalled AUD$ 1.462. The use of US$ is solely for the convenience of the reader.

The functional currency of the Company ’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is Israeli New Shekels.

The Company is a listed public company limited by shares, incorporated and domiciled in Australia. On October 19, 2023, the Company chose to voluntarily remove its ordinary shares from the Australian Securities Exchange (“ASX”) and trade exclusively on the NASDAQ in the form of American Depository Receipts. Its registered office and principal place of business are:

Registered office	Principal place of business

C/- JM Corporate Services	1 Rakefet Street
Level 21, 459 Collins Street	Shoham, Israel 6083705
Melbourne, Victoria, 3000
Australia

The Company’s principal activities are design, develop and deliver of cybersecurity and robust solutions including communication datalinks, mesh network, ground control systems, cybersecurity and could-software solutions for drone, robotics and autonomous platforms.

The Company is an end-to-end provider of cybersecurity and robust solutions for drones, robotics & autonomous platforms. As a high-tech company it designs, develops, and delivers robust solutions focused primarily on targeting global drone, robotics and autonomous system manufacturers. The Company holds patented technology & unique know-how for Mobile Mesh networking. It has a large, field proven portfolio of commercialized products used in a variety of applications. The Company is growing a global customer base with sales to high profile customers including corporates, governments, and military departments. The Company’s competitive advantages include outstanding security capabilities and performance in harsh environmental conditions. The Company’s large solution portfolio is being deployed worldwide, seeing the Company derive revenue from hardware, software sales & licensing fees.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in thousands of deaths and injuries, and Hamas additionally kidnapped many Israeli civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations in parallel to their continued rocket and terror attacks, which included call-up reservists for active military duty in the Israel Defense Forces. As the vast majority of the employees of the Company are situated in Israel, as of the date of the authorization of the financial statements by the directors, none of the Company’s members of management nor employees is in active military reserve duty. Nevertheless, the Company’s product, research and development and business development activities remain on track.

The financial statements were authorized for issue, in accordance with a resolution of directors, on March__,2024. The directors have the power to amend and reissue the financial statements.

Liquidity analysis

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of December 31, 2023, the Company has not achieved positive cash flow from operations and incurred a net loss of AUD$6,871,965 ($4,700,424) for the year ended December 31, 2023, and generated AUD$30,924,808 ($21,152,569) of accumulated losses since inception. The Company estimates that it has adequate financial resources for the foreseeable future based on its current cash and trade receivable balances and its ongoing operations. Until the Company can generate significant recurring revenues, profit and cash flow provided by operating activity it expects to satisfy future cash needs through debt or equity financing as well as governmental grants. In the event that the Company requires additional financing, it may not be able to raise such financing on terms acceptable to it or at all.